Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

5. Concentration of Credit Risk

The Company is exposed to credit risk with respect to cash and short-term investments with a financial institution. See Note 3 for a discussion on excess cash and cash equivalents.

In addition, the Company is exposed to credit risk with respect to its accounts receivable due to the concentration of major customers. See Note 11 for a discussion of customer concentration.